Cover	Aug. 02, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 1, 2024, BioVie Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities and Exchange Commission to report, among other things, its filing of a Certificate of Change with the Secretary of State of the State of Nevada on July 31, 2024, in connection with the one-for-ten (1:10) reverse stock split (the “Reverse Stock Split”) of the Company’s common stock. This amendment is being filed solely to disclose the Certificate of Termination (the “Certificate of Termination”) and the Certificate of Amendment (the “Certificate of Amendment”) filed with the Secretary of State of the State of Nevada for the Reverse Stock Split and provide such certificates as exhibits under Item 9.01. Other than as described above, this amendment does not amend any other information previously filed in the Original 8-K.
Document Period End Date	Aug. 01, 2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-39015
Entity Registrant Name	BioVie Inc.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	680 W Nye Lane Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	(775)
Local Phone Number	888-3162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.0001 Per Share
Trading Symbol	BIVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false